Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 425,453	$ 865,903
Prepaid expenses	352,250	366,647
Total current assets	777,703	1,232,550
Non-Current Assets:
Investment held in Trust Account	320,009,656	320,004,846
Total Assets	320,787,359	321,327,396
Current liabilities:
Accrued expenses	1,692,954	217,395
Total current liabilities	1,692,954	217,395
Non-Current liabilities:
Warrant liabilities	46,197,334	24,562,667
Deferred underwriting fee payable	11,200,000	11,200,000
Total liabilities	59,090,288	35,980,062
Commitments and Contingencies
Redeemable convertible preferred stock
Class A ordinary shares subject to possible redemption	256,697,070	280,257,330
Shareholders' Equity (deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, value	633	397
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,000,000 shares issued and outstanding	800	800
Additional paid-in capital	40,900,782	17,340,758
Accumulated deficit	(35,902,214)	(12,341,951)
Total shareholders' Equity (deficit)	5,000,001	5,000,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	320,787,359	321,327,396
Rocket Lab USA, Inc.
Current assets
Cash	34,228,000	52,792,000	$ 95,878,000
Accounts receivable, net	2,119,000	2,730,000	1,185,000
Prepaid expenses	2,322,000	2,628,000	833,000
Contract assets	2,514,000	2,045,000	7,064,000
Inventories	25,842,000	26,135,000	14,157,000
Prepaids and other current assets	8,124,000	9,412,000	6,346,000
Total current assets	72,827,000	93,114,000	124,630,000
Non-Current Assets:
Property, plant and equipment, net	50,117,000	49,832,000	36,193,000
Intangible asset, net	11,103,000	11,349,000	1,329,000
Goodwill	3,228,000	3,133,000	0
Right-of-use assets - operating leases	26,129,000	26,902,000	26,608,000
Right-of-use assets - finance leases			2,924,000
Restricted cash	1,111,000	1,141,000	1,816,000
Deferred tax assets	2,441,000	2,398,000	1,685,000
Deferred transaction costs	1,511,000
Total Assets	168,467,000	187,869,000	195,185,000
Current liabilities:
Trade payables	4,069,000	3,368,000	6,460,000
Accrued expenses	6,684,000	6,571,000	3,567,000
Employee benefits payable	4,697,000	4,582,000	3,045,000
Contract liabilities	16,187,000	26,132,000	10,211,000
Finance lease liabilities			2,246,000
Other current liabilities	7,861,000	7,766,000	6,415,000
Total current liabilities	39,498,000	48,419,000	31,944,000
Non-Current liabilities:
Non-current lease liabilities	26,522,000	27,299,000	26,025,000
Other non-current liabilities	7,692,000	3,899,000	1,285,000
Total liabilities	73,712,000	79,617,000	59,254,000
Commitments and Contingencies
Shareholders' Equity (deficit)
Common stock, value		0	0
Additional paid-in capital	21,572,000	19,928,000	14,236,000
Accumulated deficit	(203,573,000)	(187,691,000)	(132,686,000)
Accumulated other comprehensive loss	1,796,000	1,055,000	(79,000)
Total shareholders' Equity (deficit)	(180,205,000)	(166,708,000)	(118,529,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	168,467,000	187,869,000	195,185,000
Rocket Lab USA, Inc. | Series A Preferred Stock [Member]
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	5,500,000	5,500,000	5,500,000
Rocket Lab USA, Inc. | Series B Preferred Stock [Member]
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	21,503,000	21,503,000	21,503,000
Rocket Lab USA, Inc. | Series C Preferred Stock [Member]
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	16,471,000	16,471,000	16,471,000
Rocket Lab USA, Inc. | Series D Preferred Stock [Member]
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	73,364,000	73,364,000	73,364,000
Rocket Lab USA, Inc. | Series E preferred stock
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	137,622,000	137,622,000	$ 137,622,000
Rocket Lab USA, Inc. | Series E 1 preferred stock
Redeemable convertible preferred stock
Temporary Equity, Carrying Amount	$ 20,500,000	$ 20,500,000